Employee benefits liabilities - schedule of future payments (Details) € in Millions	Dec. 31, 2018 EUR (€)
2019 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 1,507
2019 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	134
2020 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,486
2020 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	133
2021 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,471
2021 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	133
2022 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,460
2022 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	133
2023 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,451
2023 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	133
2024-2028 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	7,285
2024-2028 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 668